Revenue - Disaggregation of revenue (Details) $ in Thousands, t in Millions		1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 01, 2023 t	Jul. 31, 2022 t	Sep. 30, 2025 USD ($) $ / barrel	Sep. 30, 2024 USD ($)	Dec. 31, 2021 t	Jun. 30, 2025 USD ($)
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 260,710	$ 194,455
Amortization of day 1 gain			$ (13,712)	(14,005)
Oil price per barrel (in usd per barrel) | $ / barrel			60
Contract liability, net pre-commissioning contractual cash flows			$ 36,400			$ 36,800
Hilli LLC
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t		0.2			0.2
Expected capacity per annum | t	1.4
Hilli LLC | Maximum
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t		0.4
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues			168,171	168,563
Amortization of day 1 gain			9,380	9,414
Incremental base tolling fee			3,717	3,750
Amortization of deferred revenue			3,081	3,093
Other			(29)	(1,070)
Sales-type lease revenue
Disaggregation of Revenue [Line Items]
Total operating revenues			46,925	0
Vessel management fees and other revenues
Disaggregation of Revenue [Line Items]
Total operating revenues			44,738	17,042
Amortization of deferred revenue			561	0
FLNG Operation and Maintenance Agreement (“O&M”) service revenue			25,169	0
Management fee revenue			19,251	16,714
Other			(243)	328
Time and voyage charter revenues
Disaggregation of Revenue [Line Items]
Total operating revenues			876	8,850
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 152,022	$ 153,376